Payroll and Social Charges (Details) - Schedule of Payroll and Social Charges - Payroll and social charges [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Payroll and Social Charges (Details) - Schedule of Payroll and Social Charges [Line Items]
Social charges in installments	$ 407,910	$ 489,520
Bonus and vacation along with related social charges	891,373	736,138
Salaries and related social charges	509,764	503,400
Others	61,980	58,626
Payroll and social charges	1,871,027	1,787,684
Breakdown:
Current liabilities	1,461,445	1,297,181
Non-current liabilities	409,582	490,503
Total liabilities	$ 1,871,027	$ 1,787,684